Accounts Payable - Schedule of Composition of Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Composition of Accounts Payable [Abstract]
Trade payables	$ 20	$ 196
Accrued expenses	129	492
Deferred revenues		18
Employees and related	2	53
Other payables		31
Total accounts payable	$ 151	$ 790